Deferred tax liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Tax Liabilities
Schedule of deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2026	2025
	USD	USD

As at April 1	21,561	-
Expense to profit or loss (Note 27):
Property, plant and equipment	(707)	21,243
Exchange differences	2,029	318

As at March 31	22,883	21,561